Stock-Based Compensation (Narrative) (Details) - USD ($)	10 Months Ended	12 Months Ended
	Oct. 25, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted to employees (in shares)		1,795,209
Granted (in dollars per share)		$ 7.11
Weighted average fair value, shares issued (in dollars per share)		$ 7.63
2014 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 0		$ 0	$ 0
Options exercisable (in shares)	0		0	0
2019 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved for issuance (in shares)	21,208,755
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Vesting period		4 years
Expiration period		10 years
Dividend yield		0.00%
Stock option | 2014 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, hurdle rate		8.00%
Performance vesting, change in control percentage		50.00%
Stock option | 2019 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 1,900,000
Vesting period		3 years
Expiration period		10 years
Unrecognized stock-based compensation expense		$ 44,800,000
Unrecognized compensation cost, period for recognition		3 years 9 months 18 days
Stock option | 2019 Stock Plan | Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 1,200,000
Stock option | 2019 Stock Plan | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		700,000
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 500,000
Vesting period		4 years
Unrecognized stock-based compensation expense		$ 12,000,000.0
Unrecognized compensation cost, period for recognition		3 years 9 months 18 days
RSUs granted to employees (in shares)		1,795,209
Share price (more than) (in dollars per share)		$ 10
Fair value of shares granted		$ 12,800,000
Granted (in dollars per share)		$ 7.11
Restricted stock units | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted stock units | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted stock units | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted stock units | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Restricted stock units | Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 300,000
Restricted stock units | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 200,000